Short-Term Loans and Long-Term Debt (Schedule of Long-Term Debt) (Detail) - JPY (¥) ¥ in Millions		Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Loan from a bank; bearing interest of 0.13% at December 31, 2016	[1]	¥ 610,000
Capital lease obligations and others		2,538	¥ 1,543
Long-term Debt and Capital Lease Obligations, Including Current Maturities, Total		612,538	1,543
Less current portion		(1,249)	(662)
Long-term debt, excluding current installments (Notes 9 and 19)		611,289	881
Long-term Debt and Capital Lease Obligations, Including Current Maturities		¥ 612,538	¥ 1,543

[1]	On March 15, 2016, Canon entered into a provisional borrowing agreement with a bank which matures in 2017 for acquiring TMSC. On January 31, 2017, Canon refinanced this borrowing to the unsecured loans by credit facilities expiring in December 2021. The loans under the credit facilities are ¥610,000 million at a floating interest (0.04% as of January 31, 2017). As a result, this borrowing was classified as long-term debt in the accompanying Consolidated Balance Sheet as of December 31, 2016.